Long-Term Debt - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [Line Items]
Interest paid on long-term debt	$ 210	$ 229
Level 2 [Member]
Disclosure of detailed information about borrowings [Line Items]
Fair value of long-term debt	$ 5,439	$ 7,042